Other Current Assets	12 Months Ended
Dec. 31, 2019
Disclosure of other current assets [Abstract]
Other Current Assets
Note 8 – Other Current Assets

	As at December 31,
	2019	2018
	$ Thousands
Advances to suppliers	843	827
Prepaid expenses	2,631	1,740
Government institutions	1,879	5,362
Contingent consideration (1)	-	4,500
Indemnification asset (2)	14,750	-
Qoros put option (3)	15,571	24,435
Others	4,004	3,924
	39,678	40,788

(1)	As at December 31, 2018, this represents a receivable related to the transaction described in Note 29; this amount was received in 2019.
(2)	Mainly relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 20.B.b for further details.
(3)	Refer to Note 9.B.b.2